SEC File Nos. 33-5270
811-4653

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

Registration Statement
under
the Securities Act of 1933

Post-Effective Amendment No. 29

Registration Statement
under
the Investment Company Act of 1940

Amendment No. 28

THE AMERICAN FUNDS TAX-EXEMPT SERIES I
(Exact name of registrant as specified in charter)

1101 Vermont Avenue, N.W.
Washington, D.C. 20005
(Address of principal executive offices)

Registrant's Telephone Number, Including Area Code:
(202) 842-5665

JEFFREY L. STEELE
WASHINGTON MANAGEMENT CORPORATION
1101 Vermont Avenue, N.W.
Washington, D.C. 20005
(Name and address of agent for service)

Copies to:
ROBERT W. HELM, ESQ.
DECHERT LLP
1775 I Street, NW
Washington, DC 20006
(Counsel for the Registrant)

Approximate Date of Proposed Public Offering:

|X|  It is proposed that this filing will become effective on November 5 2007, pursuant to paragraph (b) of Rule 485.

The purpose of submitting these XBRL formatted documents is to test the related format and technology and, as a result, investors should not rely on this information in making investment decisions.

Exhibit index

XBRL Instance Document	Ex-100.ins
XBRL Taxonomy Extension Schema Document	Ex-100.sch
XBRL Taxonomy Extension Definition Linkbase	Ex-100.def
XBRL Taxonomy Extension Labels Linkbase	Ex-100.lab

SIGNATURE OF REGISTRANT

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia, on the 5th day of November, 2007.

THE AMERICAN FUNDS TAX-EXEMPT SERIES I

By
       /s/ Jeffrey L. Steele, President

Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on November 5, 2007, by the following persons in the capacities indicated.

Signature                                                      Title

(1)           Principal Executive Officer:

              /s/Jeffrey L. Steele                                                                President

(2)           Principal Financial Officer and
Principal Accounting Officer:

   /s/Michael W. Stockton                                                                Vice President and Treasurer

(3)                      Trustees:

 /s/Jeffrey L. Steele                                                                President and Trustee
Cyrus A. Ansary*                                                      Chairman of the Board
Daniel J. Callahan III*                                                      Trustee
R. Clark Hooper*                                                      Trustee
James H. Lemon, Jr.*                                                      Vice Chairman
James C. Miller III*                                                      Trustee
Katherine D. Ortega*                                                      Trustee
J. Knox Singleton*                                                      Trustee

*By
      /s/Michael W. Stockton